Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
Accrued payroll	$12,243	$16,413
Deferred R&D credits	7,224	5,053
Rebates and customer advances	628	490
Interest payable	678	4,006
Accrued duty, freight and related expenses	16,459	11,616
Royalties	1,594	2,470
Value added tax payables	196	1,363
Other accrued expenses and liabilities	6,937	7,723
Accrued expenses, net	$45,959	$49,134
Deferred R&D credits represent future offsets to research and development expense in the Consolidated Statements of Operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit (RDEC) program.
As of December 31, 2024, accrued payroll includes $5,919 and other accrued expenses and liabilities include $1,433 of one-time retention payment to certain officers, directors and employees of the Company. These amounts were paid in cash in January 2025. There was no comparable balance as of December 31, 2023.
As of December 31, 2024, accrued duty, freight and related expenses included $4,168 in purchase commitments to certain of our inventory suppliers. The expectation is that the full amount will be settled in 2025. There was no comparable balance as of December 31, 2023.